Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 2,044
Balance at end of period	2,078	$ 2,044	$ 1,845
Loans	1,948	1,915	1,715
Undrawn credit facilities and other off-balance sheet exposures	130	129	130
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	211	219	214
Originations net of repayments and other derecognitions	(7)	(9)	(11)
Changes in model	(1)	(5)
Net remeasurement	17	22	29
Provision for (reversal of) credit losses	9	8	18
Write-offs	(3)	(11)	(5)
Recoveries	1	1	1
Interest income on impaired loans	(5)	(8)	(3)
Foreign exchange and other	1	2	(1)
Balance at end of period	214	211	224
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	573	542	498
Originations net of repayments and other derecognitions	(7)	1	(3)
Changes in model	4	2	2
Net remeasurement	83	120	107
Provision for (reversal of) credit losses	80	123	106
Write-offs	(100)	(107)	(96)
Recoveries	20	15	17
Interest income on impaired loans	(1)	(2)	(1)
Foreign exchange and other	(1)	2	1
Balance at end of period	571	573	525
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	485	469	472
Originations net of repayments and other derecognitions	(17)	(16)	(12)
Changes in model	18		1
Net remeasurement	119	132	102
Provision for (reversal of) credit losses	120	116	91
Write-offs	(126)	(129)	(125)
Recoveries	28	29	31
Foreign exchange and other	(1)		3
Balance at end of period	506	485	472
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	775	660	557
Originations net of repayments and other derecognitions	(3)		(6)
Changes in model	3	(5)	1
Net remeasurement	52	160	128
Provision for (reversal of) credit losses	52	155	123
Write-offs	(40)	(35)	(48)
Recoveries	3	3	1
Interest income on impaired loans	(5)	(5)	(2)
Foreign exchange and other	2	(3)	(7)
Balance at end of period	787	775	624
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	586
Balance at end of period	600	586	526
Loans	537	526	470
Undrawn credit facilities and other off-balance sheet exposures	63	60	56
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	28	30	27
Originations net of repayments and other derecognitions	1	1	1
Changes in model	(1)
Net remeasurement	(12)	(12)	(11)
Transfers to 12-month ECL	12	10	11
Transfers to lifetime ECL performing	(1)	(1)
Provision for (reversal of) credit losses	(1)	(2)	1
Foreign exchange and other	1		1
Balance at end of period	28	28	29
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	174	171	190
Originations net of repayments and other derecognitions	9	13	10
Changes in model	11	1	1
Net remeasurement	(71)	(51)	(54)
Transfers to 12-month ECL	67	48	49
Transfers to lifetime ECL performing	(8)	(8)	(14)
Provision for (reversal of) credit losses	8	3	(8)
Balance at end of period	182	174	182
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	145	144	102
Changes in model	13		1
Net remeasurement	(77)	(57)	(48)
Transfers to 12-month ECL	87	69	57
Transfers to lifetime ECL performing	(9)	(11)	(10)
Provision for (reversal of) credit losses	14	1
Foreign exchange and other			1
Balance at end of period	159	145	103
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	239	228	180
Originations net of repayments and other derecognitions	7	8	6
Changes in model		(3)
Net remeasurement	(29)	(4)	16
Transfers to 12-month ECL	24	17	15
Transfers to lifetime ECL performing	(11)	(7)	(2)
Provision for (reversal of) credit losses	(9)	11	35
Foreign exchange and other	1		(3)
Balance at end of period	231	239	212
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	812
Balance at end of period	818	812	775
Loans	753	745	721
Undrawn credit facilities and other off-balance sheet exposures	65	67	54
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	43	42	44
Originations net of repayments and other derecognitions	(3)	(3)	(4)
Net remeasurement	7	7	11
Transfers to 12-month ECL	(10)	(8)	(7)
Transfers to lifetime ECL performing	5	7	5
Transfers to lifetime ECL credit-impaired	(2)	(2)	(1)
Provision for (reversal of) credit losses	(3)	1	(4)
Foreign exchange and other			2
Balance at end of period	40	43	46
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	271	254	199
Originations net of repayments and other derecognitions	(13)	(12)	(13)
Changes in model	(7)
Net remeasurement	90	85	89
Transfers to 12-month ECL	(65)	(47)	(48)
Transfers to lifetime ECL performing	11	10	18
Transfers to lifetime ECL credit-impaired	(19)	(19)	(19)
Provision for (reversal of) credit losses	(3)	17	27
Balance at end of period	268	271	226
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	340	325	370
Originations net of repayments and other derecognitions	(17)	(16)	(12)
Changes in model	5
Net remeasurement	156	142	101
Transfers to 12-month ECL	(87)	(69)	(57)
Transfers to lifetime ECL performing	9	11	10
Transfers to lifetime ECL credit-impaired	(58)	(53)	(45)
Provision for (reversal of) credit losses	8	15	(3)
Foreign exchange and other	(1)		2
Balance at end of period	347	340	369
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	158	133	147
Originations net of repayments and other derecognitions	(5)	(3)	(5)
Changes in model		(2)
Net remeasurement	22	40	15
Transfers to 12-month ECL	(22)	(13)	(14)
Transfers to lifetime ECL performing	12	8	3
Transfers to lifetime ECL credit-impaired	(8)	(4)	(12)
Provision for (reversal of) credit losses	3	26	(13)
Foreign exchange and other	2	(1)
Balance at end of period	163	158	134
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Changes in model	4
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	646
Balance at end of period	660	646	544
Loans	658	644	524
Undrawn credit facilities and other off-balance sheet exposures	2	2	20
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	140	147	143
Originations net of repayments and other derecognitions	(5)	(7)	(8)
Changes in model		(5)
Net remeasurement	22	27	29
Transfers to 12-month ECL	(2)	(2)	(4)
Transfers to lifetime ECL performing	(4)	(6)	(5)
Transfers to lifetime ECL credit-impaired	2	2	1
Provision for (reversal of) credit losses	13	9	13
Write-offs	(3)	(11)	(5)
Recoveries	1	1	1
Interest income on impaired loans	(5)	(8)	(3)
Foreign exchange and other		2
Balance at end of period	146	140	149
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	128	117	109
Originations net of repayments and other derecognitions	(3)
Changes in model			1
Net remeasurement	64	86	72
Transfers to 12-month ECL	(2)	(1)	(1)
Transfers to lifetime ECL performing	(3)	(2)	(4)
Transfers to lifetime ECL credit-impaired	19	19	19
Provision for (reversal of) credit losses	75	103	87
Write-offs	(100)	(107)	(96)
Recoveries	20	15	17
Interest income on impaired loans	(1)	(2)	(1)
Foreign exchange and other	(1)	2	1
Balance at end of period	121	128	117
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	40	47	49
Transfers to lifetime ECL credit-impaired	58	53	45
Provision for (reversal of) credit losses	98	100	94
Write-offs	(126)	(129)	(125)
Recoveries	28	29	31
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	378	299	230
Originations net of repayments and other derecognitions	(5)	(5)	(7)
Changes in model	(1)		1
Net remeasurement	59	124	97
Transfers to 12-month ECL	(2)	(4)	(1)
Transfers to lifetime ECL performing	(1)	(1)	(1)
Transfers to lifetime ECL credit-impaired	8	4	12
Provision for (reversal of) credit losses	58	118	101
Write-offs	(40)	(35)	(48)
Recoveries	3	3	1
Interest income on impaired loans	(5)	(5)	(2)
Foreign exchange and other	(1)	(2)	(4)
Balance at end of period	$ 393	$ 378	$ 278